Fair values (Tables)	12 Months Ended
Dec. 31, 2013
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	69	—	69
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	159	—	159
Debt securities—U.S. government obligations	104	—	—	104
Debt securities—European government obligations	25	—	—	25
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	146	—	146
Derivative assets—current in "Other current assets"	—	372	—	372
Derivative assets—non-current in "Other non-current assets"	—	128	—	128

Total	129	877	—	1,006

Liabilities
Derivative liabilities—current in "Other current liabilities"	3	199	—	202
Derivative liabilities—non-current in "Other non-current liabilities"	—	52	—	52

Total	3	251	—	254

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	128	—	128
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	3	1,279	—	1,282
Debt securities—U.S. government obligations	159	—	—	159
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	117	—	117
Available-for-sale securities in "Other non-current assets":
Equity securities	2	—	—	2
Derivative assets—current in "Other current assets"	—	296	—	296
Derivative assets—non-current in "Other non-current assets"	—	144	—	144

Total	164	1,967	—	2,131

Liabilities
Derivative liabilities—current in "Other current liabilities"	4	192	—	196
Derivative liabilities—non-current in "Other non-current liabilities"	—	69	—	69

Total	4	261	—	265

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2013
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,414	2,414	—	—	2,414
Time deposits	3,538	—	3,538	—	3,538
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	18	—	18	—	18
Other short-term investments	9	9	—	—	9
Short-term loans in "Receivables, net"	6	—	6	—	6
Other non-current assets:
Loans granted	54	—	52	—	52
Held-to-maturity securities	104	—	121	—	121
Restricted cash and cash deposits	276	95	219	—	314
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	424	107	317	—	424
Long-term debt (excluding finance lease liabilities)	7,475	7,540	34	—	7,574
Non-current deposit liabilities in "Other non-current liabilities"	279	—	338	—	338

	December 31, 2012
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,784	2,784	—	—	2,784
Time deposits	3,963	—	3,963	—	3,963
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	30	—	30	—	30
Other short-term investments	15	15	—	—	15
Short-term loans in "Receivables, net"	7	—	7	—	7
Other non-current assets:
Loans granted	58	—	59	—	59
Held-to-maturity securities	97	—	124	—	124
Restricted cash and cash deposits	271	80	242	—	322
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	2,512	1,328	1,184	—	2,512
Long-term debt (excluding finance lease liabilities)	7,449	7,870	39	—	7,909
Non-current deposit liabilities in "Other non-current liabilities"	283	—	359	—	359